Other Non-Financial Liabilities	6 Months Ended
Jun. 30, 2024
Other Non-Financial Liabilities
Other Non-Financial Liabilities

17.Other Non-Financial Liabilities

In € thousand	June 30, 2024	December 31, 2023
Non-current other non-financial liabilities
Non-current contract liabilities	3,184	2,000
Total non-current other non-financial liabilities	3,184	2,000
Current other non-financial liabilities
Vacation accruals	2,929	2,010
Payroll tax and social security	2,560	2,816
Share-based payment liabilities	642	—
Miscellaneous other current non-financial liabilities	2,247	1,883
Total current other non-financial liabilities	8,378	6,709
Total other non-financial liabilities	11,562	8,709

As of June 30, 2024, share-based payment liabilities consist of €642 thousand in relation to the 2024 Executive Bonus Scheme. The share-based payment schemes are described in note 14.